Fixed Assets and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Fixed Assets and Intangible Assets, Net [Abstract]
Fixed Assets and Intangible Assets, Net
7. Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at September 30, 2013 and December 31, 2012:

	September 30,	December 31,
	2013	2012
	(Unaudited)
Computer equipment	$252,878	$211,896
Furniture and fixtures	142,856	142,856
Leasehold improvements	382,376	377,727
Software	10,968	8,047
Website domain name	124,938	24,938
Website costs	40,500	40,500
Total fixed assets	954,516	805,964
Less: Accumulated depreciation and amortization	(387,434)	(257,415)
Total fixed assets and intangible assets, net	$567,082	$548,549

The Company only holds fixed assets in the United States. Depreciation and amortization expense for the nine months ended September 30, 2013 was $130,020, as compared to $112,509 for the nine months ended September 30, 2012.

On January 23, 2013, the Company issued 100,000 shares of common stock with a fair value of $100,000 to an unrelated third party in exchange for the AYI.com domain name (See Note 13).

7.  Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at:

	December 31,	December 31,
	2013	2012
Computer equipment	$252,879	$211,896
Furniture and fixtures	142,856	142,856
Leasehold improvements	382,376	377,727
Software	10,968	8,047
Website domain name	124,938	24,938
Website costs	40,500	40,500
Total fixed assets	954,517	805,964
Less: Accumulated depreciation and amortization	(432,055)	(257,415)
Total fixed assets and intangible assets, net	$522,462	$548,549

The Company only holds fixed assets in the United States.  Depreciation and amortization expense was $174,640 and $151,007 for the years ended December 31, 2013 and 2012, respectively.